Insurance Receivable and Impairment - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Leases Disclosure [Line Items]
Containers, net book value	$ 4,416,008,000		$ 4,125,052,000
Bad debt expense	(1,127,000)	$ 2,045,000
Insolvent Customer
Leases Disclosure [Line Items]
Container loss recovery	7,986,000
Insurance receivable associated with this insolvent customer	0		2,106,000
Book value of containers that would not be recovered from insolvent customer	1,581,000
Bad debt expense			$ 378,000
Insolvent Customer | Owned Containers
Leases Disclosure [Line Items]
Containers, net book value	10,538,000
Insolvent Customer | Container Unrecoverable in Lessees Insolvency
Leases Disclosure [Line Items]
Asset impairment charges	$ 1,581,000